OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 20, 2014

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Emerging Markets Innovators Fund Registration No. 811-22943__

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Oppenheimer Emerging Markets Innovators Fund (the “New Fund”), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising the New Fund’s initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the New Fund have not, at the date hereof, been elected. However, the Board of Trustees of the New Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC 13768 (February 15, 1984), the New Fund requests selective review of its Registration Statement. The New Fund believes that selective review is proper because:

  it employs an investment objective, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and

  the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

The Fund is similar to Oppenheimer Developing Markets Fund (Reg. Nos. 811-07657and 333-05579) (“Developing Markets Fund”). For purposes of this selective review, set forth below is a description of: (1) any material changes from the disclosure used to describe Developing Markets Fund; (2) any problem areas that in the Registrant’s view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Except as set forth below, the Registration Statement contains disclosure that is substantially similar in material respects to the disclosure used to describe Developing Markets Fund, most recently filed under Rule 485(a) of the Securities Act with the Commission on October 18, 2013, as Post-Effective Amendment No. 27 to its registration statement on Form N-1A. Subsequently, Developing Markets Fund’s registration statement went effective under Rule 485(b) on December 23, 2013. Differences between the New Fund and Developing Markets Fund:

•	Both funds invest in issuers in emerging and developing markets; however, the New Fund adds disclosure in the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus regarding investments in lesser-developed “frontier” market countries;

•	The New Fund includes disclosure in the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus indicating that it focuses on companies in emerging and developing markets that the Sub-Adviser believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology or approach to servicing geographic and consumer markets.

•	Unlike Developing Markets Fund, the New Fund does not include disclosure concerning investment in OFI Global China Fund, which does not apply to the New Fund.

•	Unlike Developing Markets Fund, the New Fund does not offer Class B Shares.

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date approximately around April 3.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

-----------------------------

Taylor V. Edwards

Vice President & Senior Counsel

cc: Valerie Lithotomos, Esq.

Arthur S. Gabinet, Esq.

Lori E. Bostrom, Esq.

Edward Gizzi, Esq.

Ronald M. Feiman, Esq.

Gloria J. LaFond